May 19, 2010




Securities and Exchange Commission
File room
450 Fifth Street, NW
Washington, DC  20549

RE:	Optimum Fund Trust
	24(f)-2 Notice
	CIK No. 0001227523
	File Nos.  333-104654 & 811-21335

Gentlemen:

	At this time we are electronically submitting on behalf of Registrant above mentioned, Rule 24(f)-2 Notice for F/Y/E
03/31/10.  Pursuant to the Rule no fee is due.

Yours very truly,


/S/BRIAN L. MURRAY
-------------------
SVP/Chief Compliance Officer
(215) 255-2369

BLM/ier
Enclosures